UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche DWS Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 5/31

Date of reporting period: 2/28/2019

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                       as of February 28, 2019 (Unaudited)

DWS Health and Wellness Fund

	Shares	Value ($)
Common Stocks 97.0%
Health Care 97.0%
Biotechnology 18.3%
Acceleron Pharma, Inc.*	22,783	1,003,363
Alexion Pharmaceuticals, Inc.*	22,512	3,046,549
Alkermes PLC*	25,611	852,078
Amarin Corp. PLC (ADR)*	28,134	575,903
Amgen, Inc.	15,302	2,908,604
Amicus Therapeutics, Inc.*	25,978	314,334
AnaptysBio, Inc.*	4,066	280,025
Arena Pharmaceuticals, Inc.*	21,379	1,067,240
Argenx SE (ADR)*	7,928	1,056,723
Array BioPharma, Inc.*	51,129	1,172,899
Assembly Biosciences, Inc.*	18,813	402,410
Biogen., Inc.*	15,524	5,092,027
Biohaven Pharmaceutical Holding Co., Ltd.*	17,530	770,969
BioMarin Pharmaceutical, Inc.*	32,231	3,005,863
Bluebird Bio, Inc.*	5,046	783,240
Blueprint Medicines Corp.*	16,579	1,362,628
Celgene Corp.*	47,206	3,923,763
Clovis Oncology, Inc.*	22,154	670,823
Galapagos NV (ADR)*	8,878	866,670
Genmab AS*	3,815	659,630
Gilead Sciences, Inc.	72,327	4,702,702
GW Pharmaceuticals PLC (ADR)*	5,332	917,157
Heron Therapeutics, Inc.*	28,818	762,812
Incyte Corp.*	32,403	2,794,111
Insmed, Inc.*	22,108	655,502
Intercept Pharmaceuticals, Inc.*	2,200	219,428
Madrigal Pharmaceuticals, Inc.*	1,957	256,915
Medicines Co.*	14,647	361,342
Neurocrine Biosciences, Inc.*	9,974	770,492
Ra Pharmaceuticals, Inc.*	26,835	517,110
Regeneron Pharmaceuticals, Inc.*	4,820	2,076,167
REGENXBIO, Inc.*	8,396	434,325
Sage Therapeutics, Inc.*	4,188	666,939
Sarepta Therapeutics, Inc.*	8,848	1,276,236
Seattle Genetics, Inc.*	8,818	655,001
Ultragenyx Pharmaceutical, Inc.*	7,035	451,225
Veracyte, Inc.*	40,998	828,570
Vertex Pharmaceuticals, Inc.*	27,647	5,218,371
Zogenix, Inc.*	12,172	641,830
		54,021,976
Health Care Services 16.9%
Amedisys, Inc.*	12,726	1,581,842
Anthem, Inc.	20,990	6,312,323
Centene Corp.*	52,448	3,193,559
Cerner Corp.*	17,466	977,223
Cigna Corp.	23,730	4,139,461
HCA Healthcare, Inc.	17,516	2,435,424
HMS Holdings Corp.*	13,071	450,427
Humana, Inc.	19,106	5,445,974
IQVIA Holdings, Inc.*	10,051	1,408,145
LHC Group, Inc.*	4,109	450,716
McKesson Corp.	5,749	731,043
Medidata Solutions, Inc.*	8,897	667,453
Tabula Rasa HealthCare, Inc.*	5,804	319,858
Teladoc Health Inc*	5,753	370,263
Thermo Fisher Scientific, Inc.	29,983	7,782,687
UnitedHealth Group, Inc.	69,378	16,804,739
Veeva Systems, Inc. "A"*	7,316	862,630
WellCare Health Plans, Inc.*	5,805	1,472,032
		55,405,799
Life Sciences Tools & Services 0.5%
PerkinElmer, Inc.	14,640	1,378,502
Medical Supply & Specialty 26.3%
Abbott Laboratories	131,065	10,173,265
ABIOMED, Inc.*	3,325	1,112,212
Agilent Technologies, Inc.	25,436	2,020,636
Align Technology, Inc.*	3,301	854,860
AxoGen, Inc.*	18,261	337,098
Baxter International, Inc.	54,238	4,053,206
Becton, Dickinson & Co.	19,397	4,825,780
Boston Scientific Corp.*	220,273	8,837,353
Danaher Corp.	49,022	6,226,774
DexCom, Inc.*	7,172	999,275
Edwards Lifesciences Corp.*	19,330	3,272,376
Exact Sciences Corp.*	11,975	1,089,725
Genomic Health, Inc.*	10,579	803,687
Globus Medical, Inc. "A"*	13,318	648,453
IDEXX Laboratories, Inc.*	6,919	1,460,116
Illumina, Inc.*	7,936	2,482,143
Intuitive Surgical, Inc.*	8,813	4,826,087
iRhythm Technologies, Inc.*	14,907	1,427,941
Koninklijke Philips NV	63,886	2,544,854
Masimo Corp.*	13,562	1,780,419
Medtronic PLC	84,684	7,663,902
QIAGEN NV*	28,220	1,084,495
ResMed, Inc.	16,288	1,668,380
Stryker Corp.	24,191	4,560,245
Teleflex, Inc.	6,957	2,016,417
The Cooper Companies, Inc.	2,963	847,388
Wright Medical Group NV*	48,764	1,526,801
Zimmer Biomet Holdings, Inc.	11,497	1,427,008
		80,570,896
Pharmaceuticals 32.1%
Aerie Pharmaceuticals, Inc.*	16,516	770,802
Allergan PLC	23,107	3,182,065
AstraZeneca PLC (ADR)	173,295	7,205,606
Bristol-Myers Squibb Co.	118,265	6,109,570
Elanco Animal Health, Inc.* (a)	22,078	667,639
Eli Lilly & Co.	76,118	9,612,942
GlaxoSmithKline PLC (ADR)	101,778	4,107,760
Johnson & Johnson	57,224	7,819,087
Lonza Group AG (Registered)*	8,987	2,498,270
Merck & Co., Inc.	138,280	11,240,781
Mirati Therapeutics, Inc.*	4,104	298,771
Mylan NV*	18,667	492,622
Nektar Therapeutics*	11,000	445,940
Novartis AG (ADR)	34,398	3,138,130
Novartis AG (Registered)	63,067	5,741,338
Novo Nordisk AS (ADR)	76,749	3,756,864
Pfizer, Inc.	272,631	11,818,554
Roche Holding AG (Genusschein)	22,876	6,352,439
Sanofi (ADR)	72,153	3,001,565
UCB SA	10,351	867,062
uniQure NV*	20,295	1,095,727
Zoetis, Inc.	46,714	4,401,860
		94,625,394
Total Common Stocks (Cost $154,176,262)		286,002,567
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.31% (b) (c) (Cost $673,349)	673,349	673,349
Cash Equivalents 3.0%
DWS Central Cash Management Government Fund, 2.42% (b) (Cost $8,705,705)	8,705,705	8,705,705
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $163,555,316)	100.2	295,381,621
Other Assets and Liabilities, Net	(0.2)	(692,546)
Net Assets	100.0	294,689,075

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended February 28, 2019 are as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.31% (b) (c)
2,154,936	—	1,481,587 (d)	—	—	11,931	—	673,349	673,349
Cash Equivalents 3.0%
DWS Central Cash Management Government Fund, 2.42% (b)
8,823,902	43,850,752	43,968,949	—	—	125,226	—	8,705,705	8,705,705
10,978,838	43,850,752	45,450,536	—	—	137,157	—	9,379,054	9,379,054

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at February 28, 2019 amounted to $667,609, which is 0.2% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended February 28, 2019.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Biotechnology	$53,362,346	$659,630	$—	$54,021,976
Health Care Services	55,405,799	—	—	55,405,799
Life Sciences Tools & Services	1,378,502	—	—	1,378,502
Medical Supply & Specialty	78,026,042	2,544,854	—	80,570,896
Pharmaceuticals	79,166,285	15,459,109	—	94,625,394
Short-Term Investments (e)	9,379,054	—	—	9,379,054
Total	$276,718,028	$18,663,592	$—	$295,381,621

(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Health and Wellness Fund, a series of Deutsche DWS Securities Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 22, 2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	April 22, 2019